Revenue from contracts with customers (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue from Contracts with Customers [Abstract]
Total revenue from continuing operations	$ 783,207	$ 502,547	$ 160,096
At a Point in Time [Member] | Precision Medicine [Member]
Disaggregation of Revenue from Contracts with Customers [Abstract]
Sale of goods	770,944	496,310	155,984
Royalty income	151	392	385
Over Time [Member] | Precision Medicine [Member]
Disaggregation of Revenue from Contracts with Customers [Abstract]
Research and development services	11	36	0
Over Time [Member] | Manufacturing Solutions [Member]
Disaggregation of Revenue from Contracts with Customers [Abstract]
Provision of services	2,750	418	0
Over Time [Member] | Therapeutics [Member]
Disaggregation of Revenue from Contracts with Customers [Abstract]
Licenses of intellectual property	0	100	374
Research and development services	$ 9,351	$ 5,291	$ 3,353